N-4	Sep. 20, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUDENTIAL VARIABLE CONTRACT ACCOUNT - 2
Entity Central Index Key	0000080941
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Ongoing Fees and Expenses [Table Text Block]
(a) In the “
Ongoing Fees and Expenses (annual charges)
” section of the “FEES AND EXPENSES” table, we are replacing the Annual Fee chart with the following:

VCA 2
Annual Fee	Minimum	Maximum
Base Contract*, **	0.375%	0.375%
Investment options (Portfolio fees and expenses)***	0.09%	0.09%
* As a percentage of average account value.
** “Base Contract” consists of the mortality and expense risk fee and the annual account fee of up to $30 (which rounds to less than 0.01%). In certain instances we do not charge the annual account fee or the mortality and expense risk fee.

*** “Investment options” denotes expenses that are deducted from Fidelity Fund assets, including investment management fees and other expenses.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.375%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.375%	[1],[2]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average account value.“Base Contract” consists of the mortality and expense risk fee and the annual account fee of up to $30 (which rounds to less than 0.01%). In certain instances we do not charge the annual account fee or the mortality and expense risk fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.09%	[3]
Investment Options Footnotes [Text Block]	“Investment options” denotes expenses that are deducted from Fidelity Fund assets, including investment management fees and other expenses.
Lowest and Highest Annual Cost [Table Text Block]
(b) In the “
Ongoing Fees and Expenses (annual charges)
” section of the “FEES AND EXPENSES” table, we are replacing the Lowest Annual Cost and Highest Annual Cost chart with the following:

Lowest Annual Cost $467	Highest Annual Cost $467
Assumes:	Assumes:
• Investment of $100,000	• Investment of $100,000
• 5% annual appreciation	• 5% annual appreciation
• Least expensive combination of Contract Classes and Fidelity Fund fees and expenses	• Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
• No sales charges	• No sales charges
• No additional Contributions, transfers or withdrawals	• No additional Contributions, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 467
Highest Annual Cost [Dollars]	$ 467
Annual Portfolio Company Expenses [Table Text Block]
(a) We are replacing the table entitled “Annual Fidelity Fund Expenses” with the following:

Annual Fidelity Fund Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.09%	0.09%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	0.09%
Surrender Example [Table Text Block]
(b) We are replacing the table under “Example” with the following:

If you surrender your investment in the Contract at the end of the applicable time period:	1 year $2,995	3 years $4,048	5 years $5,192	10 years $8,509
If you annuitize at the end of the applicable time period:	1 year $2,995	3 years $4,048	5 years $5,192	10 years $8,509
If you do not surrender your investment in the Contract:	1 year $2,995	3 years $4,048	5 years $5,192	10 years $8,509

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,995
Surrender Expense, 3 Years, Maximum [Dollars]	4,048
Surrender Expense, 5 Years, Maximum [Dollars]	5,192
Surrender Expense, 10 Years, Maximum [Dollars]	$ 8,509
Annuitize Example [Table Text Block]
(b) We are replacing the table under “Example” with the following:

If you surrender your investment in the Contract at the end of the applicable time period:	1 year $2,995	3 years $4,048	5 years $5,192	10 years $8,509
If you annuitize at the end of the applicable time period:	1 year $2,995	3 years $4,048	5 years $5,192	10 years $8,509
If you do not surrender your investment in the Contract:	1 year $2,995	3 years $4,048	5 years $5,192	10 years $8,509

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,995
Annuitized Expense, 3 Years, Maximum [Dollars]	4,048
Annuitized Expense, 5 Years, Maximum [Dollars]	5,192
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 8,509
No Surrender Example [Table Text Block]
(b) We are replacing the table under “Example” with the following:

If you surrender your investment in the Contract at the end of the applicable time period:	1 year $2,995	3 years $4,048	5 years $5,192	10 years $8,509
If you annuitize at the end of the applicable time period:	1 year $2,995	3 years $4,048	5 years $5,192	10 years $8,509
If you do not surrender your investment in the Contract:	1 year $2,995	3 years $4,048	5 years $5,192	10 years $8,509

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,995
No Surrender Expense, 3 Years, Maximum [Dollars]	4,048
No Surrender Expense, 5 Years, Maximum [Dollars]	5,192
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 8,509
Portfolio Companies [Table Text Block]
We are replacing the chart under “
Portfolio currently available for investment through the VCA 2 Contract
” with the following:

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses (Initial Class)	Average Annual Total Returns (as of 12/31/2023) (Initial Class)
			1 year	5 year	10 year
Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity VIP Index 500 Portfolio • Adviser: Fidelity Management & Research Company LLC • Subadviser: Geode Capital Management, LLC	0.09%	26.19%	15.56%	11.92%

C000027669 [Member] | Fidelity VIP Index 500 Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.
Portfolio Company Name [Text Block]	Fidelity VIP Index 500 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	26.19%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	11.92%

[1]	As a percentage of average account value.
[2]	“Base Contract” consists of the mortality and expense risk fee and the annual account fee of up to $30 (which rounds to less than 0.01%). In certain instances we do not charge the annual account fee or the mortality and expense risk fee.
[3]	“Investment options” denotes expenses that are deducted from Fidelity Fund assets, including investment management fees and other expenses.